Revenue - Contract Balances - Summary of Changes in Estimated Total Contract Costs and Impact on Profit or Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Changes in total contract revenues	₩ 1,222,558	₩ 862,660
Changes in estimated total contract costs	1,622,429	659,613
Changes in profit before income taxes of construction contract:
- Current period	(165,623)	116,340
- Future periods	₩ (234,248)	₩ 86,707